UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21579

        Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Floating Rate Income Opportunity Fund (JRO) April 30, 2005
		Weighted
Principal		Average	Stated	Ratings*

Amount (000)	Description(1)	Coupon	Maturity*	Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 132.9% (80.7% of total assets)
	Aerospace & Defense - 2.4% (1.5% of total assets)
$ 9,500	K & F Industries, Inc., Term Loan B	5.569%	11/18/12	B2	B+	$ 9,671,195

	Airlines - 2.8% (1.7% of total assets)
10,916	United Air Lines, Inc., DIP Term Loan (Tranche B) (a)	7.500%	9/30/05	N/R	N/R	10,988,626

	Auto Components - 4.0% (2.4% of total assets)
3,234	Accuride Corporation, Term Loan	5.356%	1/31/10	B2	B+	3,236,330
5,499	Federal-Mogul Corporation, Revolver (a)(d)	4.660%	2/05/05	N/R	N/R	4,673,469
4,000	Goodyear Tire & Rubber Company, Second Lien Term Loan (b)	5.890%	4/30/10	B2	B+	3,973,572
1,000	Goodyear Tire & Rubber Company, Term Loan (b)	4.840%	4/30/10	Ba3	BB	1,003,125
3,000	Goodyear Tire & Rubber Company, Third Lien Term Loan (b)	6.640%	3/01/11	B3	B-	2,857,500

						15,743,996

	Beverages - 1.4% (0.9% of total assets)
5,541	Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B	5.320%	12/19/10	B1	N/R	5,639,272

	Building Products - 4.1% (2.5% of total assets)
1,499	Masonite Corporation, Canadian Term Loan (b)	7.250%	3/21/13	B2	BB+	1,501,065
4,501	Masonite Corporation, Term Loan B (c)	6.750%	5/13/11	B2	BB+	4,508,310
9,950	Nortek, Inc., Term Loan B	5.340%	8/27/11	B2	B	10,093,031

						16,102,406

	Chemicals - 6.0% (3.6% of total assets)
1,054	Celanese Holdings LLC, Delayed Draw Term Loan (d)	0.750%	4/06/11	N/R	B+	16,685
4,443	Celanese Holdings LLC, Term Loan C	5.625%	4/06/11	B1	B+	4,526,533
1,383	Headwaters Incorporated, Term Loan B	5.400%	4/30/11	B1	B+	1,403,814
5,000	Huntsman International LLC, Term Loan	6.050%	3/31/10	B1	B	5,082,500
2,414	Huntsman International LLC, Term Loan B-1	5.500%	12/31/10	Ba3	B	2,456,451
10,000	Rockwood Specialties Group, Inc., Tranche D	5.430%	7/30/12	B1	B+	10,128,125

						23,614,108

	Commercial Services & Supplies - 4.5% (2.7% of total assets)
3,405	Allied Waste North America, Inc., Letter of Credit	3.100%	3/21/12	B1	BB	3,415,834
9,195	Allied Waste North America, Inc., Term Loan B	5.180%	3/12/21	B1	BB	9,226,463
4,970	National Equipment Services, Inc., Term Loan	8.970%	8/17/10	B3	B	5,075,574

						17,717,871

	Containers & Packaging - 5.6% (3.4% of total assets)
12,968	Graham Packaging Company, L.P., Term Loan B	5.650%	10/07/11	B2	B	13,155,068
2,000	Graham Packaging Company, L.P., Term Loan C	7.313%	3/15/12	B2	CCC+	2,052,250
611	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	Ba3	BB-	622,486
4,873	Smurfit-Stone Container Corporation, Term Loan B	4.800%	11/01/11	Ba3	BB-	4,955,998
1,499	Smurfit-Stone Container Corporation, Term Loan C	4.920%	11/01/11	Ba3	BB-	1,524,923

						22,310,725

	Diversified Telecommunication Services - 5.4% (3.3% of total assets)
1,500	Fairpoint Communications, Inc., Term Loan	5.170%	2/15/12	B1	BB-	1,519,125
1,995	Intelsat, Ltd., Term Loan B	4.630%	7/06/11	B1	BB+	2,011,459
8,500	Iowa Telecommunications Services, Inc., Term Loan B	5.084%	11/23/11	Ba3	BB-	8,595,625
8,000	Qwest Corporation, Term Loan A	7.390%	6/30/07	Ba3	BB-	8,242,500
980	Valor Telecommunications Enterprises, LLC, Term Loan	5.075%	2/14/12	Ba3	BB-	992,250

						21,360,959

	Electric Utilities - 6.4% (3.9% of total assets)
7,037	Allegheny Energy Supply Company, LLC, Term Loan	5.610%	3/08/11	Ba3	BB-	7,105,742
5,970	Calpine Construction Finance Company, L.P., Term Loan B	8.860%	8/31/09	B1	B+	6,223,409
2,000	Murray Energy Corporation, Term Loan C	10.640%	1/28/11	N/R	N/R	2,095,000
2,923	Texas Genco LLC, Delayed Term Loan	5.060%	12/14/11	Ba2	BB	2,949,263
7,059	Texas Genco LLC, Term Loan	5.009%	12/14/11	Ba2	BB	7,122,471

						25,495,885

	Food & Staples Retailing - 1.8% (1.1% of total assets)
6,955	The Jean Coutu Group Inc., Term Loan B	5.500%	7/30/11	B1	BB	7,069,650

	Food Products - 1.7% (1.0% of total assets)
6,500	Dole Holding Company, LLC, Term Loan	8.000%	7/22/10	B3	B	6,751,875

	Gas Utilities - 4.3% (2.6% of total assets)
5,625	El Paso Corporation, Deposit-Funded Commitment	2.290%	11/23/09	B3	B-	5,663,281
9,300	El Paso Corporation, Term Loan	2.290%	11/23/09	B3	B-	9,378,14
2,000	Regency Gas Services LLC, Term Loan C	8.780%	12/01/10	B3	B-	2,030,000

						17,071,424

	Healthcare Equipment & Supplies - 2.3% (1.4% of total assets)
6,000	Cooper Companies, Inc., Term Loan B	4.563%	10/20/11	Ba3	BB	6,078,750
3,193	Kinetic Concepts, Inc., Term Loan B-2	4.850%	8/11/10	Ba3	BB	3,243,558

						9,322,308

	Healthcare Providers & Services - 8.8% (5.3% of total assets)
5,587	Alderwoods Group, Inc., Term Loan B-2	4.876%	9/29/08	B1	BB-	5,673,919
7,294	Community Health Systems, Inc., Term Loan	4.640%	8/19/11	Ba3	BB-	7,383,977
5,459	IASIS Healthcare LLC, Term Loan B	5.370%	6/22/11	B1	B+	5,552,002
1,000	Lifepoint Hospitals Holdings, Inc., Term Loan B	4.584%	9/30/11	Ba3	BB	1,003,125
2,993	Vanguard Health Holding Company, LLC, Initial Sub Tranche 2 Term Loan	6.350%	9/23/11	B2	B	3,052,350
11,940	Vanguard Health Holding Company, LLC, Term Loan B	6.340%	9/23/11	B2	B	12,175,069

						34,840,442

	Hotels, Restaurants & Leisure - 7.0% (4.3% of total assets)
2,987	24 Hour Fitness Worldwide, Inc., Term Loan B	6.250%	7/01/09	B1	B	3,035,887
10,000	OpBiz, LLC, Term Loan A (c)	6.100%	8/31/10	B3	B-	10,043,750
1,282	Venetian Casino Resort, LLC, Delayed Draw Term Loan (d)	0.750%	6/15/11	B1	B+	5,609
6,218	Venetian Casino Resort, LLC, Term Loan	4.810%	6/15/11	B1	B+	6,262,252
3,857	Wyndham International, Inc., Revolving Credit III (d)	0.500%	6/30/06	N/R	N/R	(5,785)
8,545	Wyndham International, Inc., Term Loan I	7.688%	6/30/06	Caa1	B	8,567,829

						27,909,542

	Household Durables - 4.1% (2.5% of total assets)
8,451	Jarden Corporation, Term Loan	5.088%	1/24/12	B1	B+	8,502,521
7,590	Sealy Mattress Company, Term Loan D	4.940%	4/06/12	B1	B+	7,633,894

						16,136,415

	Household Products - 2.5% (1.5% of total assets)
9,925	Prestige Brands, Inc., Term Loan B	5.380%	4/06/11	B1	B+	10,069,546

	Insurance - 2.2% (1.3% of total assets)
8,630	Conseco, Inc., Term Loan	6.564%	6/22/10	B2	BB-	8,799,113

	IT Services - 4.2% (2.5% of total assets)
16,650	Fidelity National, Term Loan B	4.651%	3/09/13	Ba3	BB	16,608,375

	Machinery - 1.6% (1.0% of total assets)
6,296	Dresser-Rand Group Inc., Term Loan	5.360%	10/10/10	B1	B+	6,396,833

	Media - 27.0% (16.4% of total assets)
16,347	Advertising Directory Solutions Inc., Term Loan B	5.070%	11/09/11	B1	BB-	16,412,078
11,000	Alliance Atlantis Communications Inc., Term Loan	4.760%	12/20/11	Ba2	BB	11,065,313
2,500	American Lawyer Media, Second Lien Term Loan	10.500%	2/24/11	Caa1	CCC	2,509,375
7,500	Century Cable Holdings, LLC, Discretionary Term Loan (a)	7.750%	12/31/09	N/R	N/R	7,430,625
9,000	Century Cable Holdings, LLC, Revolver (a)	6.750%	10/25/10	N/R	N/R	8,860,784
12,000	Charter Communications Operating, LLC, Term Loan A	6.190%	4/27/10	B2	B	11,841,138
1,990	Charter Communications Operating, LLC, Term Loan B	6.440%	4/07/11	B2	B	1,970,697
7,848	Loews Cineplex Entertainment Corporation, Term Loan B	5.199%	6/30/11	B1	B	7,979,227
5,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.380%	4/12/12	N/R	N/R	5,011,720
10,917	Panamsat Corporation, Term Loan B	5.310%	8/20/11	Ba3	BB+	11,079,878
8,718	R.H. Donnelley Inc., Tranche D	4.800%	6/30/11	Ba3	N/R	8,838,983
5,000	Rainbow Media Holdings LLC, Term Loan	5.690%	3/31/12	N/R	N/R	5,075,520
3,970	Regal Cinemas Corporation, Term Loan	5.093%	11/10/10	Ba3	BB-	4,033,019
4,955	WMG Acquisition Corp., Term Loan	5.320%	2/27/11	B1	B+	5,001,403

						107,109,760

	Metals & Mining - 2.5% (1.5% of total assets)
6,787	Amsted Industries Incorporated, Term Loan B	5.900%	10/15/10	B1	BB-	6,896,035
3,000	Trout Coal Holdings, LLC, Second Lien Term Loan	9.750%	3/14/12	N/R	N/R	3,061,875

						9,957,910

	Multi-Utilities & Unregulated Power - 2.3% (1.4% of total assets)
875	NRG Energy, Inc., Credit-Linked Deposit	2.993%	12/24/11	Ba3	BB	886,047
1,122	NRG Energy, Inc., Term Loan	5.250%	12/20/11	Ba3	BB	1,136,355
6,983	Reliant Energy, Inc., Term Loan	6.040%	4/30/10	B1	B+	6,991,228

						9,013,630

	Oil & Gas - 1.3% (0.8% of total assets)
4,988	Celero Energy, LP, Term Loan	9.355%	10/01/10	N/R	N/R	5,081,016

	Paper & Forest Products - 1.9% (1.1% of total assets)
5,433	Boise Cascade Holdings, LLC, Term Loan D	4.740%	3/29/11	Ba3	N/R	5,491,574
2,000	White Birch Paper Company, Second Lien Term Loan	12.250%	3/31/13	B3	B-	2,012,500

						7,504,074

	Pharmaceuticals - 0.8% (0.5% of total assets)
3,000	Talecris Biotherapeutics Inc., Term Loan B	6.170%	3/31/10	N/R	N/R	3,015,000

	Real Estate - 7.5% (4.6% of total assets)
1,826	Crescent Real Estate Funding XII, L.P., Term Loan	5.110%	3/20/06	N/R	N/R	1,841,625
15,151	General Growth Properties, Inc., Term Loan B	5.100%	11/12/08	Ba2	BB+	15,274,562
12,740	LNR Property Corporation, Term Loan	5.810%	2/03/08	B2	B+	12,808,085

						29,924,272

	Software - 1.1% (0.7% of total assets)
4,500	Corel Corporation, First Lien Term Loan	7.220%	1/27/10	N/R	N/R	4,500,000

	Textiles & Apparel - 3.6% (2.2% of total assets)
14,061	Jostens IH Corp., Term Loan C	5.190%	7/29/10	B1	B+	14,286,226

	Trading Companies & Distributors - 1.8% (1.1% of total assets)
6,970	Ashtead Group Public Limited Company, Term Loan	5.063%	11/12/09	N/R	BB-	7,070,194

	Total Variable Rate Senior Loan Interests (cost $524,510,189)					527,082,648

Principal			Stated	Ratings**

Amount (000)	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CORPORATE BONDS - 25.9% (15.7% of total assets)
	Diversified Telecommunication Services - 3.3% (2.0% of total assets)
8,000	Qwest Corporation	6.625%	9/15/05	Ba3	BB-	8,080,000
5,000	Qwest Corporation	6.125%	11/15/05	Ba3	BB-	5,025,000

						13,105,000

	Food & Staples Retailing - 2.5% (1.5% of total assets)
10,000	Stater Brothers Holdings, Floating Rate Note, 3.500% plus three-month LIBOR	6.710%	6/15/10	B1	BB-	9,900,000

	Hotels, Restaurants & Leisure - 6.8% (4.1% of total assets)
2,750	Harrahs Entertainment	7.875%	12/15/05	Ba1	BB+	2,818,750
8,315	MGM Grand	7.250%	10/15/06	Ba1	BB+	8,585,238
3,785	MGM Mirage	9.750%	6/01/07	Ba2	BB-	4,097,263
6,765	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	6,908,756
4,440	Park Place Entertainment	8.500%	11/15/06	Ba1	BB+	4,706,400

						27,116,407

	Household Durables - 0.3% (0.2% of total assets)
1,000	D.R. Horton, Inc.	9.375%	7/15/09	Ba1	BB+	1,051,624

	Machinery - 3.4% (2.1% of total assets)
13,167	Navistar International, Series B	9.375%	6/01/06	Ba3	BB-	13,627,845

	Media - 6.5% (3.9% of total assets)
18,000	Cablevision Systems Corp, Floating Rate Note, 4.500% plus six-month LIBOR	7.909%	4/01/09	B3	B+	18,450,000
7,000	WMG Acquisition Corp., Floating Rate Note, 4.375% plus three-month LIBOR	7.585%	12/15/11	Caa2	B-	7,245,000

						25,695,000

	Oil & Gas - 3.1% (1.9% of total assets)
11,620	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	12,230,050

	Total Corporate Bonds (cost $104,055,422)					102,725,926

Shares (000)	Description(1)					Value

	WARRANTS - 0.0% (0.0% of total assets)
	Multi-Utilities & Unregulated Power - 0.0% (0.0% of total assets)
26	Reliant Energy, Inc.					155,356

	Total Warrants (cost $184,678)					155,356

Principal
Amount (000)	Description(1)					Value

	HIGH-GRADE SHORT-TERM INVESTMENTS - 1.5% (0.9% of total assets)
$ 5,994	State Street Bank Euro Dollar Time Deposit, 2.700%, 5/02/05					5,993,725

	Total High-Grade Short-Term Investments (cost $5,993,725)					5,993,725

	Total Investments (cost $634,744,014) - 160.3% (97.3% of total assets)					635,957,655

	Other Assets Less Liabilities - 0.2%					802,979

	Preferred Shares, at Liquidation Value (60.5)%					(240,000,000)

	Net Assets Applicable to Common Shares - 100%					$396,760,634

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the
prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

*	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment
Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

(a)	At or subsequent to April 30, 2005, this issue was under the protection of the federal bankruptcy court.

(b)	Purchased on a when-issued or delayed delivery basis.

(c)	Portion purchased on a when-issued or delayed delivery basis.

(d)	Position represents an unfunded loan commitment outstanding at April 30, 2005. The Fund had unfunded loan commitments of $6,461,246 at April 30, 2005.

N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization.

At April 30, 2005, the cost of investments was $636,415,195.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

Gross unrealized:
Appreciation	$3,752,934
Depreciation	(4,210,474)

Net unrealized appreciation (depreciation) of investments	$ (457,540)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.